SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Operations

1.Operations

Ituran Location and Control Ltd. (the “Company”) commenced operations in 1994. The Company and its subsidiaries (the “Group”) are engaged in the provision of Location based Telematics services and machine-to-machine Telematics products for use in stolen vehicle recovery, fleet management and other applications.

On September 13, 2018 the company closed the acquisition of 81.3% of the shares of Road Track Holding S.L (“Road Track”), a telematics’ company operating primarily in the Latin American region. (See Note 3)

Functional currency and translation to the reporting currency

2. Functional currency and translation to the reporting currency

The functional currency of the Company and its subsidiaries located in Israel (except those that are held through the subsidiary “Road track”) is the New Israeli Shekel (“NIS”), which is the local currency in which those entities operate. The functional currency of the foreign subsidiaries located in Brazil is the Brazilian Real and the functional currency of the rest of the subsidiaries (including Argentinian subsidiaries that operates in highly inflationary economy) is the US Dollar. Regarding the Argentinian subsidiaries see below.

The consolidated financial statements of the Company and all of its subsidiaries were translated into U.S. dollars in accordance with the standards of the Financial Accounting Standards Board ("FASB"). Accordingly, assets and liabilities were translated from local currencies to U.S. dollars using yearend exchange rates, and income and expense items were translated at average exchange rates during the year.

Gains or losses resulting from translation adjustments (which result from translating an entity’s financial statements into U.S. dollars if its functional currency is different than the U.S. dollar) are reported in other comprehensive income and are reflected in equity, under “accumulated other comprehensive income (loss)”. Translation gains and losses resulting from changes in exchange rates used in the translation of intercompany balances that are long term investment nature (i.e. which their settlement is not planned or anticipated) are also included in other comprehensive income (loss).

When an economy in which a foreign entity of the group operates, becomes highly inflationary environment (an economy with a cumulative inflation rate of approximately 100% or more over a three-year period, such as the company's subsidiaries in Argentina), the financial statements of that foreign entity are remeasured as if its functional currency is the reporting currency of its parent.

ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 1 -      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

A.General (cont.)

2. Functional currency and translation to the reporting currency (cont.)

Balances denominated in, or linked to foreign currency are stated on the basis of the exchange rates prevailing at the balance sheet date. For foreign currency transactions included in the statement of income, the exchange rates applicable on the relevant transaction dates are used. Transaction gains or losses arising from changes in the exchange rates used in the translation of such balances are carried to financing income or expenses as applicable.

The following table presents data regarding the dollar exchange rate of relevant currencies and the Israeli CPI:

	Exchange rate of one US dollar		Israeli CPI(*)
	NIS	Real
At December 31,

2020	3.215	5.1967	113.84 points
2019	3.456	4.0307	114.63 points
2018	3.748	3.8748	113.95 points

Increase (decrease) during the year:

2020	(6.97)%	28.93%	(0.69)%
2019	(7.79)%	4.02%	0.60%
2018	8.10%	17.13%	0.80%

(*)	Based on the Index for the month ending on each balance sheet date, on the basis of 2008 average 100.

Basis of presentation	3.Basis of presentation The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Use of estimates in the preparation of financial statements

4. Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from the estimates.

As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to legal contingencies, valuation of goodwill and other intangible assets and revenue recognition and related deferred expenses (contract costs).

As of December 31, 2020, the impact of the outbreak of COVID-19 continues to unfold. As a result, some of our estimates and assumptions required increased judgment and carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, our estimates may change materially in future periods.

Principles of consolidation

B. Principles of consolidation

The consolidated financial statements include the accounts of the Company and all of its subsidiaries. In these financial statements, the term “subsidiary” refers to a company over which the Company exerts control and the financial statements of which are consolidated with those of the Company. Significant intercompany transactions and balances are eliminated upon consolidation; profits from intercompany sales, not yet realized outside of the Group, are also eliminated. Non-controlling interests are presented in equity.

Changes in the Company ownership interest in a subsidiary while the control is retained are accounted for as equity transactions and accordingly no gain or loss is recognized in consolidated net income or comprehensive income. Upon such transaction, the carrying amount of the non-controlling interest is adjusted to reflect the change in its ownership interest in the subsidiary and any difference between the fair value of the consideration received or paid and the amount by which the non-controlling interest was adjusted is recognized in additional paid-in capital.

Cash and cash equivalents

C.Cash and cash equivalents

The Group considers all highly liquid investments, which include short-term bank deposits that are not restricted as to withdrawal or use, and short-term debentures, with original periods to maturity not exceeding three months, to be cash equivalents.

Marketable securities

D. Marketable securities

Commencing January 1, 2018 and upon the adoption of ASU 2016-01- Financial Instruments—Overall (Subtopic 825-10), the Company continue to account for its investments in debt securities in accordance with ASC Topic 320-10, which is applicable to Debt Securities only, while equity securities are accounted for in accordance with ASC Topic 321-10, "Investments - Equity Securities" (“ASC Topic 321-10”).

According to ASC Topic 321-10, equity securities with readily determinable fair value are measured upon initial recognition and in subsequent periods at fair value with gains and losses reported periodically in earnings as financing income or expenses.

The investments in debt and equity securities that were held by the Company during the reported periods and were subject to the provisions of ASC Topic 320-10 were designated by management as trading securities.

Changes in fair value measurement of debt and equity securities for the years 2020, 2019 and 2018 amounted to gain (loss) of approximately US$ 11, (US$ 241) and US$ 166 thousand, respectively.

Treasury stock

E. Treasury stock

Company shares held by the Company and a wholly owned subsidiary are presented as a reduction of equity, at their cost, under the caption “Treasury Stock”. Gains and losses upon sale of these shares, net of related income taxes, are recorded as additional paid in capital.

Allowance for doubtful accounts

F. Allowance for doubtful accounts

The allowance for doubtful accounts is determined with respect to amounts the Group has determined to be doubtful of collection, in order to reflect the expected credit losses on accounts receivable balances. Judgment is required in the estimation of the allowance for doubtful accounts and the Company evaluates the collectability of its accounts receivable based on a combination of factors including , among other things, the past experience with customers, the length of time that the balance is past due using an aging schedule, the customer's current ability to pay and their the creditworthiness using all available information about the credit risk on such customers taking into consideration the current business environment. If it's becomes aware of a customer’s inability to meet its financial obligations, a specific allowance is recorded to reduce the net receivable to the amount reasonably believed to be collectible from such customer.

Accounts receivable are written off against the allowance for uncollectible accounts when the Company determines amounts are no longer collectible.

See also Note 21A.

The allowance in respect of accounts receivable at December 31, 2020 and 2019 was US$ 4,111,000 and US$ 3,016,000, respectively.

Inventories

G. Inventories

Inventories are stated at the lower of cost or net realizable value. Cost of raw materials and finished products is mainly determined on the basis of first-in, first-out (FIFO). Other method which is utilized for determining the value of inventories is the moving average. The Group regularly reviews its inventories for obsolescence and other impairment risks and reserves are established when necessary.

Investment in affiliated companies

H. Investment in affiliated companies

Investments in companies in which the Group has significant influence but less than controlling interests, are accounted for by the equity method. Income on intercompany sales, not yet realized outside of the Group, was eliminated. The Company also reviews these investments for impairment whenever events indicate the carrying amount may not be recoverable.

In accordance with ASC Topic 323-10-40-1, a change in the Company’s proportionate share of an investee’s equity, resulting from issuance of shares by the investee to third parties, is accounted for as if the Company had sold a proportionate share of its investment. Any gain or loss resulting from an investee’s share issuance is recognized in earnings.

When the company obtain control of an affiliated company that was previously accounted for by the equity method, the investment is then remeasured at its fair value as of the date of which control was obtained and any remeasurement gain or loss is recognized in earnings.

Management evaluates investments in affiliated companies, for evidence of other-than-temporary declines in value. Such evaluation is dependent on the specific facts and circumstances and includes analysis of relevant financial information (e.g. budgets, business plans, financial statements, etc.). During 2020 and 2019, no impairment was identified with respect to such affiliated companies.

Investments in companies in which the company no longer has significant influence, are classified as "investments in other companies". See I. below.

ITURAN LOCATION AND CONTROL LTD.

Investment in other companies

I. Investment in other companies

Equity investments without readily determinable fair values are measured at cost, less impairment, and plus or minus subsequent adjustments for observable price changes. Periodic changes in the basis of these equity investments are reported in current earnings. In addition, at each reporting period a qualitative assessment is performed to identify impairment. When a qualitative assessment indicates an impairment exists, the Company estimates the fair value of the investment and recognize in current earnings an impairment loss equal to the difference between the fair value and the carrying amount of the equity investment.

During 2020, an Israeli investee have completed public registration in Israel and its shares became equity investment with readily determinable fair value. As a result, the company remeasured the investment to its fair value and recorded income in the amount of approximately $4.4 million in the consolidated statement of income under Financing income, net (see Note 16).

Derivatives

J. Derivatives

The group applies the provisions of ASC Topic 815, "Derivatives and Hedging". In accordance with ASC Topic 815, all the derivative financial instruments are recognized as either assets or liabilities on the balance sheet at fair value. The accounting for changes in the fair value of a derivative financial instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For derivative financial instruments that are designated and qualify as hedging instruments for accounting purposes, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

From time to time the Company carries out transactions involving foreign exchange derivative financial instruments (forward exchange contracts) which are mostly designed to hedge the cash flows expected to be paid with respect to forecasted monthly purchases of inventory, denominated in currencies other than the functional currency of the Company. Such transactions were designated as hedging instruments on the date that the Company entered into such derivative contracts, and were determined to qualify as cash flow hedges under ASC Topic 815.

Commencing January 1, 2018, the entire changes in fair value of the derivative instruments designated for hedging purposes that were determined as qualifying for hedging purposes (including the ineffective components of the hedging relationship) are reported as other comprehensive income (loss), net of tax under the caption "unrealized gains (losses) in respect of derivative financial instruments designated for cash flow hedge" and are reclassified to the statements of income when the hedged transaction realizes.

For all other derivative financial instruments that are not designated or qualify as hedging instruments for accounting purposes, the changes in fair value are recognized periodically in profit or loss, as incurred. However, as of December 31, 2020 and 2019, the company did not have material financial derivatives.

Property and equipment

K. Property and equipment

1. Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are depreciated on the straight-line method over the shorter of the estimated useful life of the property or the duration of the lease.

2. Rates of depreciation:

%
Operating equipment (mainly 20%-33%)	6.5-33
Office furniture, equipment and computers	7-33
Buildings	2.5
Vehicles	15
Leasehold improvements	Duration of the lease which is less or equal to useful life.

Impairment of long-lived assets

L. Impairment of long-lived assets

The Group’s long-lived assets (including finite-lived intangible assets) are reviewed for impairment, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value (see also Note 1N).

Income taxes

M. Income taxes

The Group accounts for income taxes in accordance with ASC Topic 740-10, "Income Taxes". According to this guidance, deferred income taxes are determined utilizing the asset and liability method based on the estimated future tax effects of differences between the financial accounting and the tax bases of assets and liabilities under the applicable tax law. Deferred tax balances are computed using the tax rates expected to be in effect at the time when these differences reverse. Valuation allowances in respect of the deferred tax assets are provided for if, based upon the weight of available evidence, it is more likely than not that all or a portion of the deferred income tax assets will not be realized. Deferred tax balances are presented as non-current amounts.

US GAAP provides that the tax effects from an uncertain tax position can be recognized in the financial statements only if the position is "more-likely-than-not" to be sustained were to be challenged by a taxing authority. The assessment of a tax position is based solely on the technical merits of the position, without regard the likelihood that the tax position may be challenged. If an uncertain tax position meets the "more-likely-than-not" threshold, the largest amount of tax benefit that is greater than 50% likely to be recognized upon ultimate settlement with the taxing authority is recorded.

The Company recognizes interest as interest expenses (among financing expenses) and penalties, if any, related to unrecognized tax benefits in its provision for income tax.

Goodwill and intangible assets

N. Goodwill and intangible assets

1. Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in business combinations accounted for in accordance with the "purchase method" and is allocated to reporting units at acquisition. Goodwill is not amortized but rather tested for impairment at least annually in accordance with the provisions of ASC Topic 350, "Intangibles - Goodwill and Other".

The company elected to perform the goodwill annual impairment test for its operating units as follows:

A. An amount of approximately $35.8 million (as of December 31, 2020) relates to two different reporting units (resulted from the acquisition described in Note 3) should be tested on June 30, of each year, or more often if indicators of impairment are present. As described below, the company was also required to perform an impairment test with respect to these units on December 31, 2020.

B. An amount of approximately $4.1 million (as of December 31, 2020) relates to two different reporting units (resulted from past acquisitions) is tested at December 31 of each year, or more often if indicators of impairment are present.

As required by ASC Topic 350, the Company chooses either to perform a qualitative assessment whether the quantitative goodwill impairment test is necessary or proceeds directly to the quantitative goodwill impairment test. Such determination is made for each reporting unit on a stand-alone basis. The qualitative assessment includes various factors such as macroeconomic conditions, industry and market considerations, cost factors, overall financial performance, earnings multiples, gross margin and cash flows from operating activities and other relevant factors. When the Company chooses to perform a qualitative assessment and determines that it is more likely than not (more than 50 percent likelihood) that the fair value of the reporting unit is less than its carrying value, then the Company proceeds to the quantitative goodwill impairment test. If the Company determines otherwise, no further evaluation is necessary.

ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 1 -      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

N. Goodwill and intangible assets (cont.)

1. (cont.)

With respect to goodwill impairment tests performed before the adoption of ASU 2017-04, when the Company decided or was required to perform the quantitative goodwill impairment test, the Company firstly was required to compare the fair value of the reporting unit to its carrying value ("step 1"). If the fair value of the reporting unit exceeded the carrying value of the reporting unit net assets (including the goodwill allocated to such reporting unit), goodwill was considered not to be impaired, and no further testing was required. If the carrying value was determined to exceed the fair value of the reporting unit, then the implied fair value of goodwill was determined by subtracting the fair value of all the identifiable net assets from the fair value of the reporting unit. An impairment loss was recorded for the excess, if any, of the carrying value of the goodwill allocated to the reporting unit over its implied fair value ("step 2").

Commencing the adoption of ASU 2017-04 (which eliminated Step 2 from the goodwill impairment, see also Note 10), when the Company decides or is required to perform the quantitative goodwill impairment test, the Company compares the fair value of the reporting unit to its carrying value and an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value, if any. In the performance of the quantitative analysis the Company applies assumptions that market participants would consider in determining the fair value of each reporting unit and the fair value of the identifiable assets and liabilities of the reporting units, as applicable.

As of December 31, 2020, the Company had four reporting units which include goodwill (four in 2019 and two in 2018).

Telematics services:

Under the telematics services segment there are two reporting units with goodwill. For one of which (resulted from past acquisitions) with an allocated amount of approximately US$ 1.9 million of goodwill, the Company performed a qualitative assessment as of December 31, 2020 and 2019, and concluded that the qualitative assessment did not result in a more likely than not indication of impairment, and therefore no further impairment testing was required, with respect to such units.

For the second reporting unit (resulted from the acquisition described in Note 3) with an allocated amount of approximately US$ 41.8 million of goodwill (as of June 30, 2020, before the impairment test), the Company performed the annual impairment test, as of June 30, 2020 and recorded impairment of approximately US$ 9.5 million. The impairment was recorded in the consolidated statement of income under a separate line ("Impairment of goodwill").

As of December 31, 2020, the remaining balance of goodwill related to this unit is approximately US$ 32.3 million. Due to existence of negative factors during the following months until December 31,2020, the Company performed a qualitative assessment as of that date and concluded that the qualitative assessment did not result in a more likely than not indication of impairment, and therefore no further impairment testing was required, with respect to such unit. See Note 10.

Telematics products:

Under the telematics products segment there are two reporting units with goodwill, for one of which (resulted from past acquisitions) with an allocated amount of approximately US$ 2.2 million of goodwill, the Company performed a qualitative assessment as of December 31, 2020 and 2019, and concluded that the qualitative assessment did not result in a more likely than not indication of impairment, and therefore no further impairment testing was required, with respect to such units.

For the second reporting unit (resulted from the acquisition described in Note 3) with an allocated amount of approximately US$ 4.5 million of goodwill (as of June 30, 2020, before the impairment test), the Company performed annual impairment test, as of June 30, 2020 and recorded impairment of approximately US$ 1.0 million. The impairment was recorded in the consolidated statement of income under a separate line ("Impairment of goodwill").

ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 1 -      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

N.Goodwill and intangible assets (cont.)

1. (cont.)

As of December 31, 2020, the remaining balance of goodwill related to this unit is approximately US$ 3.5 million. Due to existence of negative factors during the following months until December 31,2020, the Company performed a qualitative assessment as of that date and concluded that the qualitative assessment did not result in a more likely than not indication of impairment, and therefore no further impairment testing was required, with respect to such unit. See Note 10.

2. Intangible assets with finite live (As of December 31,2020, the Balance of intangible assets consist of customer relationship, technology and others) are amortized using the straight-line basis over their useful lives, to reflect the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up.

As a part of the acquisition of describe in Note 3 the company identified intangible assets in a fair value (as of the acquisition date) of approximately US$ 38.6 million.

As of December 31, 2020, the intangible assets are amortized as follows:

Years
Customer relationship	3
Technology services	5
Other	5

During 2020 and 2019 the company recorded an intangible assets impairment loss in the amount of approximately US$ 3.7 million and US$ 13.9 million, respectively. The impairment was recorded in the consolidated statement of income under "Impairment of intangible assets and other expenses". See Note 9.

Recoverability of intangible assets is measured as described in Note 1L above.

Contingencies

O. Contingencies

The Company and its subsidiaries are involved in certain legal proceedings that arise from time to time in the ordinary course of their business and in connection with certain agreements with third parties. Except for income tax contingencies, the Company records accruals for contingencies to the extent that the management concludes that the occurrence is probable and that the related liabilities are estimable. Legal expenses associated with contingencies are expensed as incurred.

Funds in respect of, and liability for employee rights upon retirement

P. Funds in respect of, and liability for employee rights upon retirement

The Company's liability for employee rights upon retirement with respect to its Israeli employees is calculated, pursuant to Israeli severance pay law, based on the most recent salary of each employee multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment, or a portion thereof. The Company makes monthly deposits to insurance policies and severance pay funds. The liability of the Company is fully provided for. The Company also has defined contribution plans for which it makes contributions to severance pay funds and appropriate insurance policies

The deposited funds include profits or losses accumulated up to the balance sheet date. The deposited funds may be withdrawn upon the fulfillment of the obligation pursuant to Israeli severance pay laws or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies, and includes profits or losses. Withdrawal of the reserve monies is contingent upon the fulfillment of detailed provision in the Law.

The liability for employee rights upon retirement in respect of the employees of the non-Israeli subsidiaries of the Company, is calculated on the basis of the labor laws of the country in which the subsidiary is located and is covered by an appropriate accrual.

Severance payments for the abovementioned policies for the years ended December 31, 2020, 2019 and 2018, amounted to US$ 1,610, US$ 1,557 and US$ 1,461 thousand, respectively.

Revenue recognition

Q. Revenue recognition

The Company and its subsidiaries generate revenue from subscriber fees for the provision of services and sales of systems and products, mainly in respect of fleet management services, stolen vehicle recovery services and other value-added services. To a lesser extent, revenues are also derived from technical support services. The Company and its subsidiaries sell the systems primarily through their direct sales force and indirectly through resellers.

Revenue recognition accounting policy applied from January 1, 2018 (following the adoption of ASC Topic 606);

On January 1, 2018, the Company adopted ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”) to all contracts, using the modified retrospective method.

The cumulative impact of the adoption in an amount of approximately US$3 million (net of tax), was recognized as a reduction to retained earnings as of January 1, 2018.

In accordance with ASC 606, the Company determines revenue recognition through the following five steps:

1. Identification of the contract, or contracts, with a customer;

2. Identification of the performance obligations in the contract;

3. Determination of the transaction price;

4. Allocation of the transaction price to the performance obligations in the contract; and

5. Recognition of revenue when, or as, the Company satisfies a performance obligation.

A contract with a customer exists when all of the following criteria are met: the parties to the contract have approved it (in writing, orally, or in accordance with other customary business practices) and are committed to perform their respective obligations, the Company can identify each party’s rights regarding the distinct goods or services to be transferred (“performance obligations”), the Company can determine the transaction price for the goods or services to be transferred, the contract has commercial substance and it is probable that the Company will collect substantially all of the consideration to which it will be entitled in exchange for the goods or services that will be transferred to the customer.

For each type of contract at inception, the Company assesses the goods or service promised in a contract with a customer and identifies the performance obligations. With respect to contracts that are determined to have multiple performance obligations, such as contracts that combine product with services (mostly SVR services) and/or rights to use assets, the Company allocates the contract’s transaction price to each performance obligation using its best estimate of the relative standalone selling price of each distinct good or service in the contract. The primary method used to estimate the relative standalone selling price is expected costs of satisfying a performance obligation and an appropriate margin for that distinct good or service.

Revenues are recognized when, or as, control of services or products is transferred to the customers at a point in time or over time, as applicable to each performance obligation.

Revenues are recorded in the amount of consideration to which the Company expects to be entitled in exchange for performance obligations upon transfer of control to the customer, excluding amounts collected on behalf of other third parties and sales taxes.

ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 1 -      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Q. Revenue recognition (cont.)

The Company does not adjust the amount of consideration for the effects of a significant financing component since the Company expects, at most contracts inception, that the period between the time of transfer of the promised goods or services to the customer and the time the customer pays for these goods or services to be generally one year or less, based on the practical expedient. The Company’s credit terms to customers are, on average, between thirty and ninety days.

In accordance with ASC 606, the Company’s revenues are recognized as follows:

1. Revenues from sales of Automatic Vehicle Location ("AVL") products are recognized when the control of the product passed to the customer (usually upon delivery).

2. Revenues from provision of SVR services are recognized over time, as the customers simultaneously receive and consume the benefits provided by the Company performance as the Company performs.

3. For arrangements that involve the delivery or performance of multiple products (mostly, AVL products), services (such as SVR services) and/or rights to use assets, the Company analyzes whether the goods or services that were promised to the customer are distinct. A good or service promised to a customer is considered ‘distinct’ if both of the following criteria are met: 1. The customer can benefit from the good or service, either on its own or together with other resources that are readily available to the customer; and, 2. The Company’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract. When the above criteria are met the revenue recognition for the related products and/or services are recognized as described in 1 and 2 above, as applicable.

With respect to arrangement that are determined to have multiple performance obligations that are distinct, the Company allocates the contract’s transaction price to each performance obligation using its best estimate of the relative standalone selling price of each distinct good or service in the contract. The primary method used to estimate the relative standalone selling price is the expected costs of satisfying the performance obligation with an appropriate margin for that distinct good or service.

Revenues from SVR services subscription fees and from installation services, sold to customers within a single contractually binding arrangement were accounted for revenue recognition purposes, as a single performance obligation, since the installation services element was determined not to be ‘distinct’. Accordingly, the entire contract fee for the two deliverables was recognized over time, on a straight-line basis over the subscription period.

4. Amounts earned by certain Brazilian subsidiary for arranging a bundle transaction of SVR services subscription and installation services together with insurance services to be supplied by a third party insurance company, are recognized ratably on a straight-line basis over the subscription period (see 3 above), since the amount allocated to the company (for the SVR services subscription, installation services and for arranging the transaction), was contingent upon the delivery of the SVR services. As the insurance company is acting as a principal with respect to the insurance component, the company recognized only the net amounts as revenues, after deduction of amounts related to the insurance component.

5. Deferred revenues include unearned amounts received from customers (mostly for the provision of installation, future subscription services and extended warranty) but not yet recognized as revenues. Such deferred revenues are recognized as described in paragraph 3 above or paragraph 6 below, as applicable.

ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 1 -      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Q.Revenue recognition (cont.)

6. Extended warranty

In the majority of countries, in which the Company operates, the statutory warranty period is one year, and the extended warranty covers periods beyond year one. Revenues from extended warranty include warranty services which were sold separately for a monthly fee, or warranty services that were determined to represent a separate performance obligation and were sold together with an AVL unit. Such revenues are recognized over the duration of the warranty periods.

Warranty costs

R. Warranty costs

The Company provides a standard warranty for its products to end-users at no extra charge. The Company estimates the costs that may be incurred under its warranty obligation and records a liability at the time the related revenues are recognized.

Among the factors affecting the warranty liability are the number of installed units and historical percentages of warranty claims. The Company periodically assesses the adequacy of the recorded warranty liability and adjusts the amount to the extent necessary. To date, warranty costs and the related liabilities related to the standard warranty period have not been material.

Research and development costs

S. Research and development costs

1. Research and development costs (other than computer software related expenses) are expensed as incurred.

2. Software Development Costs

All research and development costs incurred in the process of software development before establishment of technological feasibility are charged to expenses as incurred. Costs incurred subsequent to the establishment of technological feasibility are capitalized according to the principles set forth in ASC Topic 985-20, “Costs of Software to be Sold, Leased or Marketed”.

Capitalized software costs are amortized on a product by product basis by the straight-line method over the estimated useful life of the software product (3-5 years).

The Company assesses the recoverability of these intangible assets on a regular basis by assessing the net realizable value of such intangible assets based on the estimated future gross revenues from each product net of the estimated future costs of completing and disposing of that product (including the estimated costs of performing maintenance and customer support over the remaining economical useful life), cost of completion of products and cost of delivery to customers over its remaining economical useful life. During each of the years ended December 31, 2020 and 2019, no such unrecoverable amounts were identified.

Advertising costs

T. Advertising costs

Advertising costs are expensed as incurred.

Advertising expenses for the years ended December 31, 2020, 2019 and 2018 amounted to US$ 8.1 million, US$ 9.5 million and US$ 8.1 million, respectively. Advertising expenses are presented among "selling and marketing expenses".

Earnings per share

U. Earnings per share

Basic earnings per share are computed by dividing net income attributable to the common shares, by the weighted average number of shares outstanding during the year, net of the weighted average number of treasury stock.

In computing diluted earnings per share, basic earnings per share are adjusted to reflect the effect of any potential dilutive ordinary shares. During the reporting periods there were no such potential shares.

Fair value measurements

V. Fair value measurements

The Company measures fair value and discloses fair value measurements for financial and non-financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

As such, fair value is a market-based measurement that is required to be determined based on the assumptions that market participants would use to determine the price of an asset or a liability.

As a basis for considering such assumptions, fair value accounting standard establishes the following fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 - Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2 - Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3 - Unobservable inputs are used when little or no market data is available. Level 3 inputs are considered as the lowest priority under the fair value hierarchy.

In determining fair value, companies are required to utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as to consider counterparty credit risk in the assessment of fair value.

Regarding the fair value measurements of financial assets and liabilities and the fair value hierarchy of such measurements, see Note 21C.

The Company also measures certain non-financial assets, consisting mainly of certain reporting units (as part of goodwill impairment test) and intangible assets at fair value on a nonrecurring basis. These assets are adjusted to fair value when they are considered to be impaired (see 1N and 1L above).

Deferred installation expenses and prepaid expenses

W. Deferred installation expenses and prepaid expenses

Direct installation expenses were determined not to represent a separate performance obligation for revenue recognition purposes in accordance with the principles of ASC 606, as they were determined not to be considered ‘distinct’ (see Note 1Q above).

The Company has determined that such expenses relate directly to obtaining or fulfilling contract with a specific subscriber, they generate or enhance the Company resources and are expected to be recovered.

In accordance with ASC 340-40, Other Assets and Deferred Costs: Contracts with Customers, such installation costs are capitalized and presented as "Deferred installation expenses" within the balances "Other current assets" and "Other non-current assets", as applicable.

The deferred expenses are amortized over the estimated life of the related subscription arrangements by the straight-line method. Costs that do not meet the aforementioned criteria, are recognized immediately as expenses.

Prepaid expenses, consist of amounts paid by certain Brazilian subsidiary to insurance companies as a prepaid insurance on behalf of its customers as part of bundle transactions of SVR services together with insurance services to be supplied by a third-party insurance company. Under such transactions, the customers are required accordingly to pay to the Brazilian subsidiary a monthly fee for all the bundled services (see Note 1Q regarding the revenue recognition of such bundle transactions). The insurance companies are obligated to refund any unearned insurance amounts to the Brazilian subsidiary in the event of termination of the transaction by the customers. The prepaid expenses are amortized over the contractual life of the insurance service with the insurance company (usually 12 months) by the straight-line method. The amortization is netted against the monthly receipts from customers for the bundled services.

Stock-based compensation

X.Stock-based compensation

The Company accounts for stock-based compensation to employees and non-employees in accordance with ASC 718, "Compensation - Stock Compensation", ("ASC 718"). The fair value of the award, is recognized in the Company's consolidated statement of income as an expense over the requisite service periods. During the reported periods there were no significant grants of equity-based payment awards.

The Company measures and recognizes compensation expense for cash bonuses to senior employees, which are based, or partly based, on the price of the Company’s shares in accordance with ASC 718 -30, "Compensation-Stock Compensation - Awards Classified as Liabilities" (See Note 19C regarding "Excess Return Cash Incentives").

The awards are measured at the grant date at their fair value and remeasured at the end of each reporting period through settlement, with changes in the fair value recognized as compensation cost over the requisite service period. Compensation cost for awards that are subject to market conditions are be attributed separately for each vesting tranche of the award (generally calendar year).

Obligation to purchase non-controlling interests

Y. Obligation to purchase non-controlling interests

An obligation to acquire shares of a subsidiary held by Non-controlling interests at a stated future date, represents liability under ASC Topic 480. Upon initial recognition such liability is measured at fair value in accordance with ASC Topic 480-10-30-3 at the amount of cash that would be paid under the conditions specified in the contract if the shares were repurchased immediately and in subsequent periods at the amount of cash that would be paid under the conditions specified in the contract if settlement occurred at the reporting date with any change in value from the previous reporting date recognized as interest cost. In addition, the Non-controlling interests subject to such obligation are not recognized and no earnings are allocated to them.

Leases

Z. Leases

The Group entered into several non-cancelable lease agreements for real estate (mainly offices, warehouses and base sites), network equipment and vehicles for use in its operations, which are classified as operating leases.

Lease accounting policy applied until December 31, 2018 (prior to the adoption of ASC Topic 842):

Operating lease agreements were not reflected in the balance sheets of the Group. Such agreements were reflected as an expense over the lease term on a straight-line basis.

Rental expense related to operating leases for the years ended December 31, 2018, were $3.1 million.

The Group had no material capital leases.

Lease accounting policy applied from January 1, 2019 (following the adoption of ASC Topic 842):

On January 1, 2019, the Company adopted ASC Topic 842, Leases (“ASC 842”) and all its related amendments using the modified retrospective transition approach. Under such method of adoption, the results for reporting periods beginning after January 1, 2019 are presented in accordance with ASC 842, while prior period amounts were not adjusted and are reported in accordance with the previous accounting treatment required under ASC Topic 840.

The Group determines if an arrangement is a lease at inception.

A classification of a lease is determined based on the following criteria:

1. The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.

2. The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.

3. The lease term is for the major part of the remaining economic life of the underlying asset (Generally, 75% or more of the remaining economic life of the underlying assets).

ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 1 -      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.).

Z.Leases (cont.)

4. The present value of the sum of the lease payments and any residual value guaranteed by the lessee equals or exceeds substantially all of the fair value of the underlying asset (Generally, 90% or more of the fair value of the underlying asset).

5. The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

If any of these five criteria is met, the lease is classified as a finance lease. Otherwise, the lease is classified as an operating lease.

With the exception of short-term leases, Operating leases are included at the commencement date as a lease liability, which represent the group‘s obligation to make lease payments arising from a lease, measured on a discounted basis. As the leases do not provide an implicit interest rate, the Company uses its incremental borrowing rate based on information available on the commencement date in determining the present value of lease payments. Concurrently, the Company recognizes a right-of-use asset ("ROU") at the same amount of the liability, adjusted for any prepaid or accrued lease payments, plus initial direct costs incurred in respect of the lease. which represents the group’s right to use, or control the use of, a specified asset for the lease term. In subsequent periods the ROU asset is measured at the present value of the remaining lease payments, adjusted for the remaining balance of any lease incentives received, any cumulative prepaid or accrued rent if the lease payments are uneven throughout the lease term and any unamortized initial direct costs. Further, the Company will recognize lease expense on a straight-line basis over the lease term.

Lease liabilities are classified as current and non-current liabilities in the consolidated balance sheets. ROU assets are presented as non-current assets.

See also Note 8.

Reclassification

AA. Reclassification

Certain comparative figures have been reclassified to conform to the current year presentation. Such reclassifications did not have any significant impact on the Company's equity, net income or cash flows.

Recently adopted accounting pronouncements

AB. Recently adopted accounting pronouncements

Accounting Standards Update No. 2017-04, “Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment”

In January 2017, the FASB issued ASU No. 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment ("ASU 2017-04").

ASU 2017-04 eliminated Step 2 from the goodwill impairment test, to simplify the subsequent measurement of goodwill. In accordance with the new guidance, the annual, or interim, goodwill impairment test is performed by comparing the fair value of a reporting unit with its carrying amount. An impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. In addition, income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit should be considered when measuring the goodwill impairment loss, if applicable.

The amendments also eliminated the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary.

ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 1 -      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.).

AB. Recently issued accounting pronouncements (cont.)

Accounting Standards Update No. 2017-04, “Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment”

The amendments were applied by the Company, on a prospective basis with respect to goodwill impairment tests that were performed subsequent to January 1, 2020.

The adoption of ASU 2017-04 impacted the goodwill impairment test that was performed with respect to the goodwill. For further information see Note 10.

Accounting Standards Update No. 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”

In June 2016, The FASB has issued Accounting Standards Update (ASU) No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”).

The ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations.

ASU 2016-13 requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates.

Many of the loss estimation techniques applied using the previous GAAP are still permitted, although the inputs to those techniques have been changed to reflect the full amount of expected credit losses. Organizations are required to continue to use judgment to determine which loss estimation method is appropriate for their circumstances.

ASU 2016-13 requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements.

In addition, ASU 2016-13 amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration.

The adoption of ASU 2016-13 did not have a significant impact on its consolidated financial statements.

Recently issued accounting pronouncements not yet adopted

In December 2019, The FASB has issued Accounting Standards Update (ASU) No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”).

ASU 2019-12 is intended to simplify the accounting for income taxes by removing certain exceptions (such as (1) the incremental approach for intra-period tax allocation when there is a loss from continuing operations and income or a gain from other items; (2) exception to the requirement to recognize a deferred tax liability for equity method investments when a foreign subsidiary becomes an equity method investment; (3) exception to the ability not to recognize a deferred tax liability for a foreign subsidiary when a foreign equity method investment becomes a subsidiary; and (4) exception to the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year) and by updating accounting requirements around certain other topics such as franchise taxes, goodwill recognized for tax purposes, the allocation of current and deferred tax expense among legal entities, and other minor changes.

ASU 2019-12 is effective for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. Early adoption is permitted.

The Company is assessing what impact ASU 2019-12 will have on its condensed consolidated financial statements, if any.